Office and Administration Expenses (Tables)	12 Months Ended
Apr. 30, 2024
Office and Administration Expenses [Abstract]
Disclosure of Amount Included in Office and Administration Expenses

The following outlines the amounts included in office and administration expenses:

	For the year ended April 30,
	2024	2023
	($)	($)
Corporate administrative costs	659	509
Investor communications and marketing expenses	2,201	1,691
Uranium storage fees	972	595
	3,832	2,795